OTHER RESERVES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER RESERVES

22 OTHER RESERVES

Nature and purpose of reserves

22.1 Capital reserve

As of March 31, 2025, capital reserve of $5,126,150 arose from the recapitalization of the Group with the Company’s share capital issued as part of the Recapitalization and the impact of the Share Subdivision. This reserve ensures that the total shareholders equity both pre- and post- Recapitalization and the Share Subdivision remains the same as that of the DSL Group immediately before the Recapitalization and Share Subdivision.

During the year ended March 31, 2026, the capital reserve was increased to reflect the equity-classified deferred consideration ordinary shares committed under the acquisitions of Matter and TRP. These deferred shares are fixed in number of issuing shares, rely strictly on the passage of time, and are recognized at their historical acquisition-date fair values without subsequent remeasurement. For specific transaction details, please refer to note 27.

22.2 Warrant reserve

Founder warrants

In May 2024, the Group completed the Capital Raise with its immediate holding company, Rhino Venture. As part of this transaction, DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Venture, with an exercise price of $2,512 per warrant. If fully exercised, the DSL Founder Warrants will result in the issuance of such number of ordinary shares equal to 51% of the total issued and outstanding shares of the Company at the time of exercise. For partial exercise, the number of shares to be issued will be determined on a prorated basis at the time of exercise.

Following the Recapitalization in July 2024, the DSL Founder Warrants were cancelled and the Company issued 4,170,520 warrants as a replacement with an exercise price of $6.13 per warrant. The Founder Warrants were issued on identical terms and with the same economic benefits as the DSL Founder Warrants. Post the completion of the Restructuring, there was no change to the economic position of the shareholders or warrant holders.

Both the Founder Warrants and the DSL Founder Warrants (collectively, “Both Founder Warrants”) are classified as an equity instrument on the basis that they do not include contractual obligation to deliver cash to the warrant holder, and Both Founder Warrants meet the fixed-for-fixed condition by preserving the relative economic interests of both the warrant holder and the Company’s shareholders. The DSL Founder Warrants were initially recognized at their fair value on the date of issuance and no subsequent remeasurement is required. The binomial option-pricing model was used to determine the fair value of the DSL Founder Warrants, with key inputs and assumption set out as follow:

Grant date	May 28, 2024
Time to expiry (year)	3.00
Spot price (pre-recapitalization)	$2,252
Risk-free rate	4.75%
Dividend yield	0.00%
Volatility	41.33%

Given the Founder Warrants were issued as a replacement on identical terms, no additional valuation or remeasurement was required. No Founder Warrants had been exercised since the date of issuance.

Modification of Founder Warrants

On March 20, 2026, the Company extended the maturity dates of the outstanding Founder Warrants by two years from May 27, 2027 to May 27, 2029 and modified Founder Warrants.

The modification is treated as an equity transaction with the warrant holder acting in their capacity as an owner. Accordingly, the incremental fair value of the modification of $21,900,000 has been recognized directly within warrant reserves, with no impact on the consolidated statement of profit or loss. The fair value of Founder Warrants immediately after the modification of $28,553,000 was calculated using a binomial option pricing model with key inputs and assumptions set out as follow:

Warrants	Founder Warrant
Time to expiry (year)	3.19
Spot price	$0.55
Risk-free rate	3.91%
Dividend yield	0.00%
Volatility	36.33%

Post-modification, Founder Warrants fail to meet the fixed-for-fixed condition and are reclassified as financial liabilities (note 20).

IPO warrants

On January 23, 2025, the Company issued Rhino Ventures the warrants identified below in connection with the IPO. The IPO Warrants are classified as an equity instrument on the basis that they do not include contractual obligation to deliver cash to the warrant holder, and the IPO Warrants meet the fixed-for-fixed condition by preserving the relative economic interests of both the warrant holder and the Company’s shareholders. The IPO Warrants were initially recognized at their fair value on the date of issuance and no subsequent remeasurement is required.

	Pre-Stock Bonus or Post-Share Consolidation		Post-Stock Bonus
Tranche	Number of Warrants	Exercise Price (per share)	Number of Warrants	Exercise Price (per share)	Expiration Date	Duration from January 23, 2025
1	2,250,000	$5.13	N/A	N/A	July 23, 2025	6 months
2	2,250,000	$6.15	18,000,000	$0.77	October 23, 2025	9 months
3	2,250,000	$7.18	18,000,000	$0.90	January 23, 2026	12 months
4	2,250,000	$8.20	18,000,000	$1.03	April 23, 2026	15 months
5	2,250,000	$10.25	18,000,000	$1.28	July 23, 2026	18 months
6	2,250,000	$12.30	18,000,000	$1.54	January 23, 2027	24 months

*	Tranche 1 of the IPO Warrants were exercised before the Stock Bonus.

The binomial option-pricing model was used to determine the fair value of the IPO Warrants, with key inputs and assumptions set out as follow:

Tranche	1	2	3	4	5	6
Time to expiry (year)	0.50	0.75	1.00	1.25	1.50	2.00
Closing spot price on January 23, 2025	$12.75	$12.75	$12.75	$12.75	$12.75	$12.75
Risk-free rate	4.27%	4.23%	4.18%	4.21%	4.23%	4.29%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	30.66%	32.79%	33.25%	32.83%	32.81%	33.05%

Tranche 1 of IPO Warrants, with an exercise price of $5.13 per share to purchase 2,250,000 Ordinary Shares, and tranche 2 of IPO Warrants, with an exercise price of $0.77 per share to purchase 18,000,000 Ordinary Shares (Post Share Consolidation: 2,250,000 Ordinary Shares at an exercise price of $6.15), were exercised on July 22, 2025 and October 22, 2025 respectively. The total exercise price of $11,542,500 and $13,837,500, respectively, has been delivered in full to the Company.

On January 23, 2026, tranche 3 of IPO Warrants expired unexercised upon reaching their maturity date. As these warrants were originally classified as equity instruments, their expiry has no impact on the Group’s net assets or total equity, and the associated balance within the warrant reserve has been reclassified to accumulated losses.

Modification of IPO Warrants

On March 20, 2026, the Company extended the maturity dates of the outstanding IPO Warrants (i.e. tranches 4, 5 and 6) by two years. No other terms, including exercise prices, settlement mechanisms, or the number of issuable shares, were altered.

Warrants	Original Maturity Date	Extended Maturity Date
IPO Warrant Tranche 4	April 23, 2026	April 23, 2028
IPO Warrant Tranche 5	July 23, 2026	July 23, 2028
IPO Warrant Tranche 6	January 23, 2027	January 23, 2029

Post-modification, IPO Warrants continue to meet the fixed-for-fixed condition by preserving the relative economic interests of both the warrant holder and the Company’s shareholders and maintain their classification as equity instruments on the basis that they do not include contractual obligation to deliver cash to the warrant holder. The modification is treated as an equity transaction with the warrant holder acting in their capacity as an owner. Accordingly, the incremental fair value of the modification of $1,199,000 has been recognized directly within warrant reserves, with no impact on the consolidated statement of profit or loss.

The incremental fair value of $1,199,000 represents the mathematical difference between the fair value of the warrants immediately before and after the maturity extension and was calculated using a binomial option pricing model with key inputs and assumptions set out as follow:

Warrants	IPO Warrant Tranche 4	IPO Warrant Tranche 5	IPO Warrant Tranche 6
Immediately before the modification
Time to expiry (year)	0.09	0.34	0.84
Spot price	$0.55	$0.55	$0.55
Risk-free rate	3.73%	3.73%	3.80%
Dividend yield	0.00%	0.00%	0.00%
Volatility	46.65%	42.86%	39.57%
Immediately after the modification
Time to expiry (year)	2.09	2.34	2.84
Spot price	$0.55	$0.55	$0.55
Risk-free rate	3.88%	3.89%	3.90%
Dividend yield	0.00%	0.00%	0.00%
Volatility	37.89%	37.13%	36.60%

22.3 Share option reserve

The share option reserve comprises of the fair value of share option awards, performance share units and restricted share units (collectively, “Share Units”), and management shares that have yet to vest. For details, refer to note 24.

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Share option awards	2,261,408	1,076,345
Share Units	2,141,769	-
Management shares	1,063,621	-
	5,466,798	1,076,345

22.4 Exchange reserve

Exchange reserve comprises all foreign exchange differences arising from the translation of the financial statement of foreign operation. The reserve is dealt with in accordance with the accounting policies set out in note 4.

22.5 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained in the business.